SUMMARY PROSPECTUS FOR NEW INVESTORS
May 1, 2021
New York Life Premier Plus Variable Annuity II
From
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
Issued through
NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-IV
This summary prospectus summarizes key features of the New York Life Premier Plus Variable Annuity II policy.
Before you invest, you should review the prospectus for the New York Life Premier Plus Variable Annuity II policies, which contains more information about the policy’s features, benefits, and risks. You can find this document and other information about the contract online at https://dfinview.com/NewYorkLife/TAHD/premierplus-ii. You can also obtain this information at no cost by calling our Variable Products Service Center at 1–800–598–2019 or by sending an email request with your name and mailing address to PremierPlusIIProspectus@newyorklife.com.
You can sign up for electronic delivery of your summary prospectus, updates to the summary prospectus or other communications by logging into your account at www.newyorklife.com. If you sign up for electronic delivery, we will apply a one–time $30 e–delivery credit to your Accumulation Value in accordance with your allocation instructions in the Policy Year in which you register.
You may cancel your policy within 10 days of delivery of the policy without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either (i) a full refund of the amount you paid with your application, or (ii) your policy value (Accumulation Value), less any e–delivery credit and less any Premium Credits(s). You should review the prospectus, or consult with your registered representative, for additional information about the specific cancellation terms that apply. Credits under the contract may be recaptured upon Free Look, annuitization, and death.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

Table of Contents
Page
Definitions	2
Important Information You Should Consider About The Policy	5
Overview Of The Policy	8
Benefits Available Under The Policies	10
Appendix 1A	1-1A
Appendix 1B: Investment Divisions Available with IPR 4.0	1
i

Definitions

Accumulation Unit— An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.
Accumulation Value— The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value (if applicable), and the DCA Advantage Account Accumulation Value of a policy.
Adjusted Premium Payment— The total dollar amount of premium payments made under the policy and allocated to the Investment Divisions of the Separate Account and DCA Advantage Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the policy.
Allocation Options— The Investment Divisions of the Separate Account, the DCA Advantage Account and the Fixed Account.
Annuitant— The person or persons named on the Policy Data Page and whose life or lives determine the Income Payments.
Annuity Commencement Date— The date, usually when you reach age 95, on which we are to make the first Income Payment under the policy. The maximum Annuity Commencement Date is the date you attain age 115.
Base Contract Charge— Mortality and Expense Risk and Administrative Costs Charge (M&E Charge).
Business Day— Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.
Dollar Cost Averaging (DCA) Advantage Account—  An Allocation Option that permits dollar cost averaging over a six–month period and pays interest on amounts remaining in the account. Amounts are transferred from the DCA Advantage Account to the Investment Division(s) you choose on a monthly basis.
Dollar Cost Averaging (DCA) Advantage Account Accumulation Value— The sum of premium payments and Premium Credits allocated to the DCA Advantage Account, plus interest credited on those premium payments and Premium Credits, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges, policy service charges and rider charges deducted from the DCA Advantage Account. The DCA Advantage Account Accumulation Value will never be less than the DCA Advantage Account portion of the Nonforfeiture Value.
Fixed Account— An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account.
Fixed Account Accumulation Value— The sum of premium payments any Premium Credits and and, if allowable, transfers allocated to the Fixed Account, plus interest credited on those premium payments any Premium Credits and and, if allowable, transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges, policy service charges and rider charges assessed on and deducted from the Fixed Account. The Fixed Account Accumulation Value will never be less than the Fixed Account portion of the Nonforfeiture Value.
Good Order— We consider a transaction to be in “Good Order” if it complies with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. Good Order means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request.
Holding Period— A pre-determined Holding Period you select at the time of application for the Investment Preservation Rider 4.0. You can choose among five (5) different Holding Periods (12, 13, 14, 15 or 20 years).
Income Payments— Periodic payments NYLIAC makes after the Annuity Commencement Date.
Investment Division— The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Portfolio.
IPR 4.0— Investment Preservation Rider 4.0.

IPR Reset— Changing the guaranteed amount of the Investment Preservation Rider 4.0, to make it equal to either ((i) your Accumulation Value on the Policy Anniversary following your request, or (ii) or if you choose the 20–year Holding Period, 150% of the Accumulation Value on the Policy Anniversary following your request, both less any applicable reductions.
Life Income— Guaranteed Period Payment Option–The Income Payment option available under this policy. Monthly payments made under this option are made over the life of the Annuitant(s) with a guarantee of 10 years of payments, even if the Annuitant dies before the 10–year period has expired.
M&E Charge— The Mortality and Expense Risk and Administrative Costs Charge. Also referred to as a “Base Contract Charge”.
Non–Qualified Policies— Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Non–Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.
NYLIAC, we, our or us— New York Life Insurance and Annuity Corporation.
Owner (you, your)— The individual(s) or entity(ies) designated as the Owner in the policy, or as subsequently changed after issue, who is entitled to exercise all rights under the policy.
Payment Date— The Business Day on which we receive a premium payment at the address specified in this Summary Prospectus to receive such payment.
Payment Year(s)— With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.
Policy Anniversary— An anniversary of the Policy Date shown on the Policy Data Page.
Policy Data Page— Page 2 of the policy which contains the policy specifications.
Policy Date— The date from which we measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.
Policy Year— A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.
Portfolios — The mutual fund portfolios in which the corresponding Investment Divisions invest.
Premium Credit— An additional credit we will apply to your Accumulation Value at the you make premium payments. The Premium Credit is calculated as a percentage of (each) premium payment(s) and will never be less than the guaranteed minimum premium credit rate displayed on the Policy Data Page (the “Premium Credit Rate”).
Qualified Policies— Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.
Reset Value—  If you purchase the Annual Death Benefit Rider (ADBR), on each Policy Anniversary, if your Accumulation Value is greater than your guaranteed death benefit on the previous Policy Anniversary, we will automatically reset the minimum value of your death benefit to equal your higher Accumulation Value. This new amount is the Reset Value. These resets will occur each year until the Owner (or annuitant if the Owner is not a natural person) is age 80 or 85, depending on when the policy was purchased.
Separate Account— NYLIAC Variable Annuity Separate Account–III or NYLIAC Variable Annuity Separate Account–IV, each a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Portfolios.
Standard Death Benefit— The death benefit that comes standard under the base policy.
Surrender Charge Free Amount— You may withdraw a certain amount from your policy each Policy Year without having to pay a surrender charge on that amount. We call this the Surrender Charge Free Amount. The maximum amount you may withdraw without a surrender charge in any given Policy Year is the greatest of either (i) 10% of your Accumulation Value as of your last Policy Anniversary (10% of your premium payments if the withdrawal is made in the first Policy Year), less any prior surrender charge free withdrawals you have already taken in that Policy Year; (ii) 10% of your Accumulation Value at the time of the withdrawal, less any prior surrender charge free withdrawals you have already taken in that Policy Year; or (iii) your Accumulation Value less your accumulated premium payments.
Surrender Charge Period— The eight–year period of time during which a partial withdrawal or surrender could be subject to a surrender charge. Each premium payment you make will have its own Surrender Charge Period applicable to that payment.
Variable Accumulation Value— The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.
VPSC— The Variable Products Service Center.

Important Information You Should Consider About The Policy

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawal
If you withdraw more than the Surrender Charge Free Amount within 8 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first two Payment Years following the premium payment, declining to 0% over that eight-year period. For example, if you make an early withdrawal within the first Payment Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
				CHARGES AND DEDUCTIONS – Transaction Expenses –Surrender Charges
Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, such as when you transfer cash value between
investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. A loan processing fee may apply if you take a policy loan. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction.
				CHARGES AND DEDUCTIONS –Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
				CHARGES AND DEDUCTIONS – Annual Policy Expenses
	ANNUAL FEE
		MINIMUM	MAXIMUM
	Base contract[1]	1.30%	1.60%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
	Investment options (Portfolio fees and expenses)[2]	0.37%	1.87%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
	Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	0.70%	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value (Minimum Base Contract
Charge) and as a percentage of Premium Payment (Maximum Base
Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2020 and will change from year to year.
3 As a percentage of the guarantee under the Optional Benefit.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST $1,549.93	HIGHEST ANNUAL COST $3,661.21

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

	RISKS		Location in Prospectus
Risk of Loss	You can lose money by investing in this policy.		PRINCIPAL RISKS
Not a Short–Term Investment
This policy is not designed for short–term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 8 years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon.
PRINCIPAL RISKS
Risks Associated with Allocation Options
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g Portfolios) and guaranteed options
(e.g. the Fixed Account and DCA Advantage Account) you choose.
•Each investment option (including the Fixed Account and the DCA
Advantage Account) has its own unique risks.
•You should review the prospectuses for the available Portfolios before making an investment decision.
PRINCIPAL RISKS
Insurance Company Risks
An investment in the contract is subject to the risks related to the
Depositor, including that any obligations (under the Fixed Account and
DCA Advantage Account), as well as guarantees, and benefits of the policy are subject to the claims–paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the VPSC at 1–800–598–2019.
PRINCIPAL RISKS

	RESTRICTIONS	Location in Prospectus
Investments
•We limit the number of Investment Divisions you may choose. You may allocate premium payments or Accumulation Value to as many as 18 different Investment Divisions at any one time, some of which may not be available under your policy.
•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.
•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.
•We reserve the right to remove, close or substitute Portfolios as investment options that are available under the policy.
•Credits under the policy may be recaptured upon free look,
annuitization and death.
PRINCIPAL RISKS
Optional Benefits
•Certain optional benefits restrict the investment options you may select under the policy. We may change these restrictions in the future.
•Certain optional benefits may limit withdrawals or other rights under the policy.
•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
•You are required to have a minimum Accumulation Value for some optional benefits.
•We may modify or discontinue an optional benefit at any time.
BENEFITS AVAILABLE UNDER THE POLICIES
	TAXES	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.
•If you purchase the policy through a tax–qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the annuity does not provide additional benefits.
•Premiums that are made on a pre–tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59 ½.
FEDERAL TAX MATTERS
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset–based
compensation, allowances for expenses, and other compensation programs. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS
Exchanges
Your registered representatives may have a financial incentive to offer you a new policy in place of the one you own. You should only consider exchanging your policy if you determine, after comparing the features, fees, and risks of both policies, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
THE POLICIES – Tax–Free Section 1035 Exchanges

Overview Of The Policy

Q.
What is this policy, and what is it designed to do?
A.
The New York Life Premier Plus Variable Annuity II is designed to assist individuals with their long–term retirement planning or other long–term needs through investments in a variety of Allocation Options during an accumulation (savings) phase of the policy. The policy also offers death benefits to protect your designated beneficiaries. You can also elect to supplement your retirement income by converting your Accumulation Value into a stream of Income Payments (sometimes called annuity payments). This policy is only appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolios.
Q.
How do I accumulate assets in the policy and receive income from the policy?
A.
Your policy has two phases:
•
the savings (accumulation) phase, when you make premium payments to us, and
•
the annuity (income) phase, when we make Income Payments to you.
Accumulation (Savings) Phase
During the accumulation and savings phase of the policy, you can invest your premium payments in:
•
a variety of Investment Divisions (you may choose up to 18). Each Investment Division invests in a corresponding (mutual fund) Portfolio, each of which has its own investment strategies, investment adviser(s), expense ratios, and returns. A list of Portfolios is provided in APPENDIX 1A: Portfolios Available Under the Policy.
•
a Fixed Account option, which offers a guaranteed fixed interest rate for one–year periods; and
•
a DCA Advantage Account, which transfers amounts automatically to the Investment Divisions you choose in up to six monthly increments and pays you interest on amounts remaining in the DCA Advantage Account.
Annuity (Income) Phase
You can elect to annuitize your policy and turn your Accumulation Value into a fixed stream of Income Payments (sometimes called annuity payments) from NYLIAC. If you do that, we will make payments over the life of the Annuitant(s) for 10 years, even if the Annuitant dies sooner. This is called the Life Income – Guaranteed Period Payment Option. We may offer other options, at our discretion, where permitted by state law. We do not currently offer variable Income Payment options.
Please note that when you annuitize, your Accumulation Value will be converted to Income Payments and you may no longer withdraw money at will from your policy. However, you may elect partial annuitization and apply a portion of your Accumulation Value towards one of the Income Payment options we may offer, while the remainder of the policy can remain invested in your Allocation Options and will continue to provide the opportunity to accumulate Accumulation Value on a tax-deferred basis. All benefits (including guaranteed minimum death benefits and living benefits) terminate when you annuitize your entire Accumulation Value.
Q.
What are the policy’s primary features and options?
Base Contract Charge. You can choose to have your Mortality and Expense Risk and Administrative Costs Charge (“M&E Charge”) assessed based on either the Accumulation Value of the policy (which invests in Separate Account III) or your Adjusted Premium Payments (which invests in Separate Account IV). You must choose your M&E Charge option at the time of application. The M&E Charge assessed to your policy will be based on the option that you choose. Once the M&E Charge option is chosen it cannot be changed. For Accumulation Value-based M&E Charge policies, the M&E Charge is assessed based on the Accumulation Value of the policy and will vary with fluctuations in the policy’s Accumulation Value. For Premium-based M&E Charge policies, the M&E Charge is assessed based on your Adjusted Premium Payments and will not vary with fluctuations in the policy’s Accumulation Value. Please see “TABLE OF FEES AND EXPENSES—Annual Policy Expenses—Base Policy Charges (Without Optional Benefits)” for more information.

The amount of Premium-based M&E Charges deducted from your Accumulation Value will be unaffected by fluctuations in market performance. In a rising market, the Premium-based M&E Charge structure will benefit you because, when calculated as a percentage of separate account assets, the Premium-based M&E Charge will be reduced. In a flat or declining market, the Premium-based M&E Charge will result in a higher charge when calculated as a percentage of separate account assets. The amount of Accumulation Value-based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value-based M&E Charge structure may be more advantageous in a flat or declining market.
Premium Credit. We will add a lump sum amount (Premium Credit) to your Accumulation Value at the time you make each premium payment. The Premium Credit is calculated as a percentage of each premium payment. The percentage will depend on the rate schedule then in effect and will never be less than 2.00%. Premium Credits may be recaptured if you cancel your policy in accordance with its Free Look provision, or if we make a payment under the Standard Death Benefit. As of the date of this Prospectus, the Premium Credit Rate schedule is as follows:

       Total Accumulated Premiums              Credit Rate
            $499,999 or Less                                      3.00%
          $500,000 or greater                                    4.00%
Accessing your money. Until you annuitize (begin Income Payments), you have full access to your money. You can choose to withdraw part or all of your Accumulation Value at any time (through partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrendering the policy). However, if you withdraw more than the Surrender Charge Free Amount during the Surrender Charge Period before age 59 ½, you may have to pay a surrender charge and/or taxes, including tax penalties (see “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges”).
Tax treatment. Your premium payments accumulate on a tax–deferred basis. This means your earnings are not taxed until you take money out of your policy, such as when (1) you make a withdrawal; (2) you receive an Income Payment from the policy; or (3) upon payment of a death benefit.
Loans—TSA plans/Accumulation Value–based M&E Charge policies only. You may be able to borrow some of your Accumulation Value subject to certain conditions only if you (i) purchased your policy in connection with a TSA plan, and (ii) chose to have your M&E charges based on the Accumulation Value of your policy (not available in New York).
Death benefits. Your policy includes a Standard Death Benefit that will pay your designated beneficiary(ies) the greatest of: (i) the Accumulation Value , less any Premium Credits applied within the 12 months immediately preceding death, or (ii) the total premium payments reduced by proportional withdrawals, or (iii) the Accumulation Value as of the Policy Anniversary immediately following the expiration of the Surrender Charge Period for the first premium payment, plus subsequent premium payments and reduced by any proportional withdrawals after that Policy Anniversary. For an additional fee, you can also purchase an optional rider at the time of application that provides additional death benefits. This rider may increase the amount of money payable to your designated beneficiaries upon your death.
Optional benefits that occur during your lifetime. For an additional fee, you can purchase the Investment Preservation Rider 4.0 at the time of application that protects your investment from declining market for a specified Holding Period.
Living Needs Benefit/Unemployment benefit. At no additional charge, we currently include a Living Needs Benefit/Unemployment Rider with all policies. This benefit increases the amount that can be withdrawn from your policy without a surrender charge when certain qualifying events occur.
Automatic asset rebalancing and dollar cost averaging. At no additional charge, you may select automatic asset rebalancing, which automatically rebalances your value in the Investment Divisions to maintain your chosen percentage allocation. Also, at no additional charge, you may select either (i) traditional dollar cost averaging, which automatically transfers a specific amount of money from any Investment Division to any combination of Investment Divisions and/or Fixed Account at set intervals, or (ii) the DCA Advantage Account, which is an Allocation Option that transfers amounts automatically to the Investment Divisions you choose in up to six monthly increments and pays you interest on amounts remaining in the account. (You may not elect traditional dollar cost averaging if you have elected automatic asset rebalancing).
Interest sweep. At no additional charge, you may select the interest sweep option which automatically transfers interest earned on the Fixed Account to be transferred to one or any combination of Investment Divisions.
Electronic Delivery. You may elect to receive electronic delivery of current prospectuses related to this policy, as well as other policy–related documents.
Benefits Available Under The Policies

The following tables summarize information about the benefits available under the policy.
STANDARD DEATH BENEFIT
(automatically included with the policy)
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit
Guarantees your
beneficiaries will receive a
benefit at least equal to the
greatest of: (i) your
Accumulation Value less any
Premium Credits applied
within the 12 months
immediately preceding death,
or (ii) your total premium
payments reduced by
proportional withdrawals or
(iii) your Accumulation Value
as of the Policy Anniversary
immediately following the
expiration of the Surrender
Charge Period for the first
premium payment, plus
subsequent premium
payments and reduced by
subsequent proportional
withdrawals.
		No additional charge	•Withdrawals could significantly reduce the benefit.
OPTIONAL DEATH BENEFITS AVAILABLE FOR A FEE
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Annual Death Benefit Reset (ADBR) Rider	Provides a new locked–in higher death benefit on each year from the Policy Date (“Reset Anniversary”), if your investments increase in value.
Maximum Charge: 1.00%
(Charge calculated as an
annualized percentage of the
Reset Value as of the last
Policy Anniversary (or as of
the Policy Date if within the
first Policy Year), deducted
quarterly)

•Available only at the time of
application.
•Resets will continue on
Reset Anniversaries until
the Owner (or Annuitant if
the Owner is not a natural
person) is age 80 or 85
(depending when the policy
was purchased).
•Resets will terminate after:

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

 (i) the owner’s death (if
the owner is a natural
person),
 (ii) the death of any
grantor (for grantor trust
owned policies), or
 (iii) the death of the
Annuitant (if the owner is
not a natural person or a
grantor trust owned
policies).
•Withdrawals could
significantly reduce the
benefit.
•You cannot cancel the rider
without surrendering the
contract.
•The rider is not available
for Inherited Non-Qualified
policies.

OPTIONAL LIVING BENEFITS AVAILABLE FOR A FEE
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Investment Preservation Rider 4.0
Protects your investment
from loss for a specified
holding period. If, after a
specified holding period, your
Accumulation Value is less
than the amount guaranteed,
we will make a one–time
increase to your
Accumulation Value to make
it equal to the guaranteed
amount.
You may request to reset the
guaranteed amount (an IPR
Reset) under certain
circumstances.

Maximum Charge for all
Holding Periods:
1.50%
(as an annualized
percentage of the amount
that is guaranteed)
Maximum Rider Risk Charge
Adjustment
(Cancellation Charge):
2.00%
(one-time charge; calculated
as a percentage of the
amount guaranteed)

•Available only at the time of
application.
•You should not select this
rider unless you intend to
keep the policy for at least
as long as the Holding
Period you’ve selected.
•Provides no benefit if you
surrender the policy before
the end of the Holding
Period.
•Restricts the availability of
certain investment options.
•Premium payments are
only permitted (a) in the
first Policy Year or (b) after
a specified Holding Period.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount greater than the
amount withdrawn).
•An IPR Reset starts a new
Holding Period. New
annual charges may apply
after you elect an IPR

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

Reset.
•IPR Reset rights may be
suspended or discontinued
and are subject to age
limits
•We apply a one-time
charge if you cancel the
rider (Rider Risk Charge
Adjustment).
•Availability subject to
maximum age conditions.
•For Accumulation
Value-Based M&E Charge
policies, you may only
select the 12- or 13-year
Holding Periods and your
minimum initial premium
payment is $500,000.
•For Premium-Based M&E
Charge policies, you may
elect any Holding Period. If,
however, if you elect the
20-year Holding Period,
your minimum initial
premium payment is
$500,000.
•Not available for 403(b)
Inherited IRA, Inherited
Roth IRA, or Inherited
Non-Qualified policies.

OTHER OPTIONAL BENEFITS INCLUDED WITH ALL POLICIES AT NO ADDITIONAL COST
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Living Needs Benefit / Unemployment Rider
Waives Surrender Charges if
the Owner experiences
certain “qualifying events”
such as: (i) confinement to a
health care facility for 60
consecutive days;
(ii) terminal illness; or
(iii) disability. If the Owner
becomes unemployed, the
rider waives Surrender
Charges on a one-time
withdrawal of up to 50% of
your Accumulation Value.
None
•Policy must have been in
force for at least one year
and have a minimum
Accumulation Value of
$5,000.
•Qualifying Event (as
defined in the rider) must
occur after the Policy Date.
•Not available if any Owner
has attained age 86 on the
Policy Date.

Automatic Asset Rebalancing	Automatically rebalances your Variable Accumulation	None	•Cannot be used with the traditional Dollar Cost

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
	Value (either quarterly, semi–annually, or annually) to maintain the percentage allocated to each Investment Division at a pre–set level.		Averaging option. •You must have a minimum Accumulation Value of $2,500 to elect automatic asset rebalancing, and a minimum of $2,500 to continue it as scheduled.
Traditional Dollar Cost Averaging	Automatically transfers a specific amount of money from any Investment Division to any combination of Investment Divisions and/or Fixed Account at set intervals.	None
•Cannot be used with the
Automatic Asset
Rebalancing option, or with
IPR 4.0.
•For premium based M&E
Charge policies, amounts
cannot be transferred to
the Fixed Account (if
applicable).
•You must have a minimum
Accumulation Value of
$2,500 to elect this option,
and a minimum of $2,000
to continue as scheduled.

The DCA Advantage Account
Allows you to set up
automatic dollar cost
averaging using the DCA
Advantage Account when an
initial premium payment or a
subsequent premium
payment is made. The DCA
Advantage Account transfers
amounts automatically to the
Investment Divisions you
choose in up to six monthly
increments and pays you
interest on amounts
remaining in the DCA
Advantage Account.
None
•DCA Advantage Account
duration may not extend
beyond the Annuity
Commencement Date.
•You may not have more
than one DCA Advantage
Account open at the same
time.
•You must allocate a
minimum of $2,000 to the
DCA Advantage Account.
•You cannot make transfers
into the DCA Advantage
Account from any
Allocation Option.

Interest Sweep	Automatically transfers interest earned on the Fixed Account to one or any combination of Investment Divisions.	None
•Frequency of the transfers
can be monthly, quarterly,
semi–annually, or annually.
•You must have a minimum
of $2,500 in the Fixed
Account to elect this option
and a minimum of $2,000
to continue as scheduled.

BUYING THE POLICY
Q.
How do I purchase the New York Life Premier Plus Variable Annuity II policy?
A.
To purchase a policy, you must complete an application. Your registered representative will submit your application, along with your initial premium payment, to us. Acceptance of applications is subject to NYLIAC’s rules. We reserve the right to reject any application or initial premium payment.

Q.
How much can I contribute and how are my premium payments invested?
A.
You may allocate premium payments in up to 18 of the available Investment Divisions, the DCA Advantage Account, and the Fixed Account.
The minimum initial premium payment is $5,000 ($10,000 for policies issued in connection with a Pension/Keogh plan), unless we permit otherwise. You may make additional premium payments of at least $2,500 for Qualified Policies and $5,000 for Non–Qualified Policies, or such lower amount as we may permit at any time. Additional premium payments can be made until 12 months after you reach age 75. The currently available methods of payment are direct payments to NYLIAC or any other method agreed to by us. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval from NYLIAC. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $2,000 to the DCA Advantage Account.
For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or applicable law. For Inherited IRAs, Inherited Roth IRAs and Inherited Non-Qualified policies, additional premium payments are not permitted.
While IPR 4.0 is in effect, you may only make premium payments to your policy in the first Policy Year or after the Holding Period End Date, as applicable.
	NON–QUALIFIED POLICIES (purchased using after–tax dollars)	QUALIFIED POLICIES (purchased using pre–tax dollars)
Minimum Initial Premium	$5,000	$5,000 ($10,000 for policies issued in connection with a Pension/Keogh plan)
Minimum Initial Premium for Accumulation Value–Based M&E Charge Policies with IPR 4.0 (only available for 12 and 13 year holding periods)	$500,000	$500,000
Minimum Initial Premium for Premium–Based M&E Charge Policies with IPR 4.0	•$5,000 for 12–15 year Holding Periods •$500,000 for 20–year Holding Period	•$5,000 for 12–15 year Holding Periods •$500,000 for 20–year Holding Period
Minimum Subsequent Premiums	$5,000	Lesser of $2,500 or the maximum permitted by the plan or applicable law
Maximum Total Premiums	$1,000,000 (unless NYLIAC has approved a higher amount) NYLIAC reserves the right to limit the dollar amount of any premium payment.
Q.
When will any premium payments that I make be credited to my account?
A.
If the application is in Good Order, we will issue the policy and allocate the initial premium payment to the Allocation Options you have selected within two Business Days after we receive it. If your application is not in Good Order, we may delay issuing your policy and crediting your account while we obtain the missing information. However, we will not hold your initial purchase payment for more than five Business Days without your permission.
Subsequent premium payments should be sent to one of the following addresses:

	Regular Mail	Express Mail
Subsequent Premium Payments	NYLIAC 75 Remittance Drive Chicago, IL 60675–3021	NYLIAC, Suite 3021 c/o The Northern Trust Bank 350 North Orleans Street Receipt & Dispatch, 8th Floor Chicago, IL 60654
Subsequent premium payments will be allocated to your policy at the close of the Business Day on which they are received by NYLIAC in Good Order. We will apply the Premium Credit on your premium payment to the Allocation Options at the same time that we allocate your premium payment.
Acceptance of initial and subsequent premium payments is subject to our suitability standards that are used to determine whether a recommended transaction is suitable for you.
MAKING WITHDRAWALS: ACCESSING MONEY IN YOUR POLICY
Q.
Can I access the money in my account during the Accumulation (Savings) Phase?
A.
During the accumulation (savings) phase of your policy, you have full access to your money. You can choose to withdraw your Accumulation Value at any time (although if you withdraw amounts early, you may have to pay a surrender charge and/or taxes, including tax penalties.
You can access the money in your policy by making a withdrawal, which will reduce the Accumulation Value of your policy (including the amount of your death benefit). However, withdrawing the Accumulation Value of your policy below a certain level will terminate your policy.
Certain benefits may limit withdrawals under the policy. Certain withdrawals could substantially reduce the benefits available under the policy or a rider.
Q.
Are there limitations and consequences associated with taking money out of my policy during the Accumulation (Savings) Phase?
A.Yes. These limitations and consequences include:
Limitations on withdrawal amounts
The minimum amount you can withdraw is $500,
unless we agree otherwise. Currently, online
withdrawals cannot exceed $25,000. If you request a
withdrawal for amounts greater than $50,000, we may
require the request in writing or require additional
verification of your identity.

Surrender charges and taxes	As described above, there may be surrender charge and tax consequences when you take out money.
Negative impact of withdrawal on benefits and guarantees of your policy
A withdrawal may have a negative impact on certain
standard benefits or optional benefits that you may
elect. It may reduce the value of or even terminate
certain benefits. A withdrawal may also be a taxable
transaction and a 10% penalty tax could be applicable.

Q.
What is the process to request a withdrawal of money from my policy?
A.You can request to withdraw a portion of your Accumulation Value or surrender your policy in full at any time before the Annuity Commencement Date and while the Annuitant is living. If you want to surrender your policy, you must send us a written request in Good Order at one of the below addresses. If you only want to withdraw a portion of your Accumulation Value, you can either request a partial withdrawal online at www.neworklife.com, or by sending us a written request Good Order at one of the following addresses:

	Regular Mail	Express Mail
Surrender or Withdrawal Requests	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010
Generally, withdrawal or surrender requests received in Good Order before the end of the Business Day will be processed that day. If we receive your request after the close of the Business Day, or on a day that is not a Business Day, your request payment will be processed the next Business Day. Generally, NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all required information in Good Order.
Q.
Can I access the money in my account during the Annuity (Income) Phase?
A.
You can elect to annuitize your policy and turn your Accumulation Value into a fixed stream of Income Payments (sometimes called annuity payments) from NYLIAC. If you do that, we will make payments over the life of the Annuitant(s) for 10 years, even if the Annuitant dies sooner. This is called the Life Income – Guaranteed Period Payment Option. We may offer other options at our discretion. Once you annuitize, your Accumulation Value will be converted to Income Payments and you may no longer withdraw money at will from your policy.
You may, however, elect partial annuitization and apply a portion of your Accumulation Value towards one of the Income Payment options we may offer, while the remainder of your Accumulation Value can remain invested in your Allocation Options and will continue to provide the opportunity to accumulate Accumulations Value on a tax-deferred basis. All benefits (including guaranteed minimum death benefits and living benefits) terminate when you annuitize your entire Accumulation Value.
ADDITIONAL INFORMATION ABOUT FEES
The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawals, and surrendering the policy. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the policy, make withdrawals or surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Surrender Charge (as a percentage of amount withdrawn). Applied to amounts in excess of the Surrender Charge Free Amount that you may withdraw each Policy Year.
Payment Year	1	2	3	4	5	6	7	8	9+
Surrender Charge	8.00%	8.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	0.00%

Other Transaction Charges	Guaranteed Maximum Charge	Current Charge
Transfer Fee (charged for transfers in excess of 12 in a Policy Year)	$30	$0
Payments Returned for Insufficient Funds	$20	$0
Loan Processing Fee (TSA Plans only)	$25	$0
The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Policy Expenses
Base Contract Charges (Without Optional Benefits)
	Policies with Accumulation Value Base Contract Charges[1]		Policies with Premium Base Contract Charges[2]
Administrative Expense[3]	$30		$30
Base Contract Expenses[4]	Guaranteed Maximum Charge	Current Charge	Guaranteed Maximum Charge	Current Charge
	1.60% (During the Surrender Charge Period for the initial premium)	1.50% (During the Surrender Charge Period for the initial premium)	1.70% (During the Surrender Charge Period for the initial premium)	1.60% (During the Surrender Charge Period for the initial premium)
	1.40% (After the Surrender Charge Period for the initial premium)	1.30% (After the Surrender Charge Period for the initial premium)	1.50% (After the Surrender Charge Period for the initial premium)	1.40% (After the Surrender Charge Period for the initial premium)
1
As an annualized percentage of daily Variable Accumulation Value.
2
As an annualized percentage of Adjusted Premium Payments.
3
We call this fee the “Annual Policy Service Charge” in your policy and elsewhere in the prospectus. This fee is waived for policies that have $100,000 or more of Accumulation Value on a given Policy Anniversary. For policies with IPR 4.0, the annual fee will be waived for the entirety of the policy if your cumulative first year premium(s) are greater than or equal to $25,000.
4
We call this the “Mortality and Expense Risk and Administrative Costs Charge” (M&E) in your policy and elsewhere in this summary prospectus.
Optional Benefit Expenses
Charge for Investment Preservation Rider 4.0 (“IPR 4.0”)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR 4.0, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Rider Risk Charge Adjustment (Cancellation Charge) (one–time charge for cancellation of the IPR 4.0; calculated as a percentage of the amount guaranteed)	12 Year Holding Period	2.00%	2.00%
	13 Year Holding Period	2.00%	2.00%
	14 Year Holding Period	2.00%	2.00%
	15 Year Holding Period	2.00%	2.00%
	20 Year Holding Period	1.00%	1.00%

Annual Charge for Annual Death Benefit Reset Rider	Guaranteed Maximum Charge	Current Charge
(calculated as an annualized percentage of the Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis.	1.00%	0.25%
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1A.
Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b–1) fees, and other expenses as of December 31, 2020.[1]
Before fee waivers and expense reimbursements	0.37%	1.87%
After fee waivers and expense reimbursements[2]	0.28%	1.44%
1
Shown as a percentage of average net assets for the fiscal year ended December 31, 2020.
2
Fee waivers and expense reimbursements are generally expected to continue through April 30, 2022 and may be terminated at any time at the option of the Portfolio company.
Examples
The table below is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include transaction expenses, annual Policy expenses and annual Portfolio expenses.
The Examples assume that you invest $100,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, and assumes the most expensive combination of Base Contract Charges, Annual Portfolio Expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Years
	1 yr	3 yr	5 yr	10 yr
If you surrender your policy at the end of the applicable time period:	$11,934.13	$20,515.37	$28,200.87	$47,442.65
If you annuitize at the end of the applicable time period:	$11,934.13	$14,159.70	$23,632.71	$47,442.65
If you do not surrender your policy:	$4,713.50	$14,159.70	$23,632.71	$47,442.65

Appendix 1A
Portfolios Available Under the Policy
The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premierplus-ii . You can also request this information at no cost by calling the VPSC at 800–598–2019 or by sending an email request with you name and mailing address to PremierPlusIIProspectus@newyorklife.com.
You may allocate your premium payments or other Accumulation Value up to 18 different Investment Divisions at any one time in addition to the Fixed Account or the DCA Advantage Account.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
If you elect to purchase the IPR 4.0, your available allocation options are listed in APPENDIX 1B.
Type	Portfolio Adviser/Sub–adviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	MainStay VP Balanced — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”)/ Subadviser: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.96%	7.63%	6.93%	7.69%
Investment Grade Bond	MainStay VP Bond — Service Class Adviser: New York Life Investments / Subadviser: New York Life Investors	0.78%	7.67%	4.36%	3.63%
Sector	MainStay VP CBRE Global Infrastructure — Service Class Adviser: New York Life Investments / Subadviser: CBRE Clarion Securities, LLC	1.20%	(13.03)%	(1.84)%	N/A
Asset Allocation	MainStay VP Conservative Allocation — Service Class Adviser: New York Life Investments	0.79%	10.01%	6.64%	6.07%
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	(0.22)%	7.67%	8.31%
Asset Allocation	MainStay VP Equity Allocation — Service Class Adviser: New York Life Investments	0.99%	14.74%	10.25%	9.17%
Appendix 1A-1

Type	Portfolio Adviser/Sub–adviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Sector	MainStay VP Fidelity Institutional AM® Utilities — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.92%	(0.63)%	9.34%	N/A
Non–Investment Grade Bond	MainStay VP Floating Rate — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.90%	2.20%	4.33%	3.52%
Asset Allocation	MainStay VP Growth Allocation — Service Class Adviser: New York Life Investments	0.96%	12.65%	9.06%	8.30%
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shield LLC (“MacKay”)	0.88%	7.71%	7.98%	7.92%
Alternatives	MainStay VP IQ Hedge Multi-Strategy — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC	1.21%	5.14%	0.97%	N/A
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Capital Management LLC (“Janus”)	0.83%	14.03%	11.55%	N/A
Non–Investment Grade Bond	MainStay VP MacKay Convertible — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.86%	35.70%	15.08%	10.71%
Investment Grade Bond	MainStay VP MacKay Government — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.81%	4.70%	2.42%	2.32%
Non–Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	5.14%	7.60%	6.25%
Appendix 1A-2

Type	Portfolio Adviser/Sub–adviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
International/ Global Equity	MainStay VP MacKay International Equity — Service Class Adviser: New York Life Investments / Subadviser: MacKay	1.21%	20.54%	10.68%	6.95%
Large Cap Equity	MainStay VP MacKay S&P 500 Index — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.37%	17.95%	14.69%	13.32%
Non–Investment Grade Bond	MainStay VP MacKay Strategic Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.93%	5.86%	4.55%	N/A
Asset Allocation	MainStay VP Moderate Allocation — Service Class Adviser: New York Life Investments	0.86%	11.29%	7.87%	7.23%
Sector	MainStay VP Natural Resources — Initial Class Adviser: New York Life Investments / Subadviser: Mellon Investments Corporation	0.86%	6.89%	4.84%	(4.02)%
Investment Grade Bond	MainStay VP PIMCO Real Return — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC	1.03%	11.50%	5.00%	N/A
Small/Mid Cap Equity	MainStay VP Small Cap Growth — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.10%	40.13%	16.49%	12.41%
Money Market	MainStay VP U.S. Government Money Market — Initial Class Adviser: New York Life Investment Management LLC / Subadviser: NYL Investors	0.28%	0.24%	0.77%	0.39%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.11%	11.00%	9.50%	10.75%
Appendix 1A-3

Type	Portfolio Adviser/Sub–adviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Small/Mid Cap Equity	MainStay VP Wellington Small Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.99%	9.95%	N/A	N/A
Large Cap Equity	MainStay VP Wellington U.S. Equity — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.83%	15.26%	12.69%	12.80%
Large Cap Equity	MainStay VP Winslow Large Cap Growth — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, Inc.	1.00%	36.81%	19.39%	15.79%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	12.16%	10.31%	9.68%
International/ Global Equity	American Funds IS Global Small Capitalization Fund — Class 4 Adviser: CRMC	1.24%	29.39%	14.15%	9.17%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.86%	51.71%	22.44%	16.57%
International/ Global Equity	American Funds IS New World Fund® — Class 4 Adviser: CRMC	1.09%	23.29%	13.05%	6.28%
Large Cap Equity	American Funds IS Washington Mutual Investors Fund — Class 4 Adviser: CRMC	0.77%	8.47%	10.58%	10.68%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC	1.01%	20.79%	9.17%	6.61%
Non–Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock Advisors, LLC / Subadviser: BlackRock International Limited	0.82%	7.01%	7.60%	6.31%
Appendix 1A-4

Type	Portfolio Adviser/Sub–adviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Sector	BNY Mellon IP Technology Growth Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc	1.03%	69.57%	25.58%	17.35%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio — Class II Adviser: Legg Mason Partners Fund Advisor, LLC (“LMPFA”) / Subadviser: ClearBridge Investments, LLC	0.99%	14.48%	13.67%	N/A
Non–Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia Management Investment Advisers, LLC	0.99%	7.16%	6.66%	N/A
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Fund — Class 2 Adviser: Columbia Management Investment Advisers, LLC	1.25%	8.59%	10.22%	8.19%
Small/Mid Cap Equity	Delaware VIP® Small Cap Value Series — Service Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)	1.08%	(2.18)%	8.74%	8.38%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.18%	5.32%	4.17%	2.36%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management and Research Company (“FMR”) / Subadvisers: Other investment advisers	0.37%	7.26%	N/A	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.86%	30.23%	15.90%	13.23%
Appendix 1A-5

Type	Portfolio Adviser/Sub–adviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
International/ Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.17%	30.88%	15.94%	5.87%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.78%	6.44%	10.41%	9.89%
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR / Subadvisers: Other investment advisers	0.72%	15.12%	9.73%	8.12%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.89%	68.21%	28.91%	21.53%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.89%	21.28%	N/A	N/A
International/ Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.42%	10.34%	N/A	N/A
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.87%	17.87%	10.79%	9.22%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: QS Investors, LLC*	1.03%	N/A	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: QS Investors, LLC*	1.01%	N/A	N/A	N/A
Appendix 1A-6

Type	Portfolio Adviser/Sub–adviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: LMPFA / Subadviser: QS Investors, LLC*	1.00%	N/A	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: QS Investors, LLC*	1.01%	N/A	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: QS Investors, LLC*	1.00%	N/A	N/A	N/A
International/ Global Equity	Invesco V.I. International Growth Fund — Series II Shares Adviser: Invesco Advisers, Inc.	1.17%	13.74%	8.55%	6.46%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco Advisers, Inc.	1.05%	19.63%	12.59%	11.85%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus	0.97%	19.18%	17.92%	14.97%
International/ Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus	1.09%	19.76%	13.06%	9.81%
International Equity	MFS® International Intrinsic Value Portfolio — Service Class Adviser: Massachusetts Financial Services Company (“MFS”)	1.15%	20.21%	12.42%	10.87%
Large Cap Equity	MFS® Investors Trust Series — Service Class Adviser: MFS	1.04%	13.60%	13.38%	12.22%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.06%	3.67%	9.47%	10.58%
Large Cap Equity	MFS® Research Series — Service Class Adviser: MFS	1.04%	16.31%	14.45%	12.77%
Appendix 1A-7

Type	Portfolio Adviser/Sub–adviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II Adviser: Morgan Stanley Investment Management Inc.	1.07%	(17.10)%	(0.15)%	4.99%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	39.71%	17.54%	13.72%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.94%	6.41%	N/A	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.04%	5.45%	4.66%	N/A
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.79%	2.89%	1.91%	1.69%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.79%	8.54%	4.65%	3.83%
*
It is expected that, during the third quarter of 2021, QS Investors, LLC (“QS”) will combine with Franklin Advisers, Inc. (“Franklin”) and as a result, Franklin will replace QS as the subadviser to each of the Funds. At such time as this combination occurs, all references herein to QS shall be deleted in their entirety and replaced with Franklin.
Appendix 1A-8

Appendix 1B: Investment Divisions Available with IPR 4.0
Option 1 – Franklin Templeton Model Portfolios
Moderately Aggressive		Moderate
100%	Franklin Templeton Moderately Aggressive Model Portfolio	100%	Franklin Templeton Moderate Model Portfolio
Moderately Conservative		Conservative
100%	Franklin Templeton Moderately Conservative Model Portfolio	100%	Franklin Templeton Conservative Model Portfolio
Option 2 – Choose Your Own Investment Divisions
Category A:
Minimum Allocation	30%
Maximum Allocation	100%
Subcategory I Funds (Minimum Allocation 10%)
MainStay VP Bond MainStay VP MacKay Government MainStay VP PIMCO Real Return MainStay VP U.S. Government Money Market Fidelity® VIP Bond Index Portfolio		PIMCO VIT Income Portfolio PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) PIMCO VIT Low Duration Portfolio PIMCO VIT Total Return Portfolio
Subcategory II Funds
MainStay VP Floating Rate MainStay VP MacKay High Yield Corporate Bond MainStay VP MacKay Strategic Bond		BlackRock® High Yield V.I. Fund Columbia Variable Portfolio — Emerging Markets Bond
Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds
MainStay VP Epoch U.S. Equity Yield
MainStay VP MacKay Convertible
MainStay VP MacKay S&P 500 Index
MainStay VP Wellington U.S. Equity
MainStay VP Winslow Large Cap Growth
American Funds IS Growth Fund
American Funds IS Washington Mutual Investors Fund

ClearBridge Variable Appreciation Portfolio
DWS Alternative Asset Allocation VIP
Fidelity® VIP ContrafundSM Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Growth Opportunities Portfolio
MFS® Investors Trust Series
MFS® Research Series

Category C:
Minimum Allocation	0%
Maximum Allocation	25%
Subcategory I Funds (Maximum Allocation 15%)
MainStay VP Small Cap Growth MainStay VP Wellington Mid Cap MainStay VP Wellington Small Cap Columbia Variable Portfolio — Small Cap Value Delaware VIP® Small Cap Value Series		Fidelity® VIP Mid Cap Portfolio Invesco V.I. Main Street Small Cap Fund® Janus Henderson Enterprise Portfolio MFS® Mid Cap Value Portfolio Neuberger Berman AMT Mid Cap Growth Portfolio
Subcategory II Funds (Maximum Allocation 15%)
MainStay VP MacKay International Equity American Funds IS Global Small Capitalization Fund American Funds IS New World Fund® Fidelity® VIP Emerging Markets Portfolio		Fidelity® VIP International Index Portfolio Invesco V.I. International Growth Fund Janus Henderson Global Research Portfolio MFS® International Intrinsic Value Portfolio
Appendix 1B-1

Subcategory III Funds (Maximum Allocation 10%)
MainStay VP CBRE Global Infrastructure MainStay VP Fidelity Institutional AM® Utilities MainStay VP Natural Resources BNY Mellon IP Technology Growth Portfolio	Columbia Variable Portfolio — Commodity Strategy Fidelity® VIP Health Care Portfolio Morgan Stanley VIF U.S. Real Estate Portfolio
Option 3 – Asset Allocation Funds:
Category D:
Minimum Allocation	100%
Category D Asset Allocation Funds
MainStay VP Balanced
MainStay VP Conservative Allocation
MainStay VP Income Builder
MainStay VP Janus Henderson Balanced
MainStay VP Moderate Allocation
American Funds IS Asset Allocation Fund
BlackRock® Global Allocation V.I. Fund
Fidelity® VIP Funds Manager® 60% Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio

Appendix 1B-2

This page intentionally left blank.

Back Cover Page
The Statement of Additional Information (SAI) dated May 1, 2021 contains more information about the policies and the Separate Accounts. The SAI has been filed with the SEC and is incorporated by reference into this Summary Prospectus. The SAI is posted on our website, https://dfinview.com/NewYorkLife/TAHD/premierplus-ii. For a free paper copy of the SAI, to request other information about the policies, and to make investor inquiries call us at (800) 598–2019 or write to us at NYLIAC Variable Product Service Center, Madison Square Station, P.O. Box 922, New York, New York, 10159.
Reports and other information about the Separate Accounts are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Separate Account III EDGAR contract identifier #C000154614

Separate Account IV EDGAR contract identifier #C000154616